CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Apr. 21, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 09, 2021
Current assets:
Cash	$ 304,554				$ 510,893				$ 54,057
Prepaid expenses - current	105,221				256,157
Total Current Assets	409,775				767,050				54,057
Noncurrent assets:
Treasury securities held in trust account	42,423,610				250,326,857
Prepaid expenses - noncurrent					12,764
Deferred offering costs associated with the initial public offering									615,563
Total Noncurrent Assets	42,423,610				250,339,621				615,563
Total Assets	42,833,385				251,106,671				669,620
Current liabilities:
Accrued expenses	3,550,710								4,703
Income tax payable	103,574				783,546
Accrued franchise tax expense	29,589				193,490				8,187
Excise tax liability	2,100,318
Promissory notes - related parties	506,000								289,425
Accounts payable	408,714				244,891
Total Current Liabilities	6,698,905				1,221,927				666,872
Noncurrent liabilities:
Warrant liability	4,353,613				599,875
Deferred underwriter's fee payable	3,622,500				9,660,000
Total Noncurrent Liabilities	7,976,113				10,259,875
Total Liabilities	14,675,018				11,481,802				666,872
Commitments and Contingencies (Note 8)
Stockholders' Deficit:
Preferred stock, $0.0001 par value, 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital									24,275
Accumulated deficit	(14,265,968)				(10,702,713)				(22,252)
Total Stockholders' Deficit	(14,265,243)	$ (13,923,457)		$ (10,195,957)	(10,701,988)	$ (11,013,726)	$ (11,995,549)	$ (13,091,872)	2,748	$ 0
Total Liabilities, Redeemable Class A Common Stock and Stockholders' Deficit	42,833,385				251,106,671				669,620
Class A common stock
Stockholders' Deficit:
Common stock	200
Class A Common Stock Subject to Possible Redemption
Redeemable Class A Common Stock
Class A common stock, $0.0001 par value; 240,000,000 shares authorized; 3,998,687 and 24,150,000 shares issued and outstanding subject to possible redemption as of September 30, 2023 and December 31, 2022, respectively	42,423,610	$ 42,190,562	$ 3,998,687	$ 251,139,962	250,326,857
Class B common stock
Stockholders' Deficit:
Common stock	$ 525				$ 725				$ 725